Deferred Financing Costs	9 Months Ended
Feb. 29, 2016
Notes to Financial Statements
4. Deferred Financing Costs

During the period ended February 29, 2016, the Company incurred $65,000 (May 31, 2015 – $nil) in legal and finders' fees in relation to the issuance of convertible debentures. These amounts have been deferred and amortized straight-line over the term of the convertible debentures. As at February 29, 2016, the Company amortized $15,476 of the deferred financing costs which has been included in interest expense. As at February 29, 2016, the carrying value of the deferred financing costs was $49,524 (May 31, 2015 - $nil).